Income tax (Summary of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax
Profit before tax	$ 214,509	$ 394,909	$ 128,398
Tax losses from non-taxable jurisdictions	39,526	53,005	91,351
Taxable profit	254,035	447,914	219,749
Income tax calculated at domestic tax rates applicable to Profit in the respective countries	(123,202)	(157,315)	(71,086)
Tax losses where no deferred income tax benefit is recognized	(6,918)	(2,832)	(7,510)
Effect of currency translation on tax base	36,691	(10,797)	(10,354)
Effect of inflation adjustment for tax purposes			2,482
Changes in the income tax rate (Note 16)	(8,853)	(3,820)	(1,703)
Write-down of deferred income tax benefits previously recognized	(3,895)	(2,938)	(7,261)
Previously unrecognized tax losses	632	9,067	9,593
Income tax on dividends	(2,595)	(3,038)
Fiscal recognition of property, plant and equipment			8,919
Non-taxable results	4,699	1,199	9,649
Income tax	$ (103,441)	$ (170,474)	$ (67,271)